S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Mar. 13, 2026 USD ($) $ / shares shares
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 10
Ordinary Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	1,725,000
JATT II Acquisition Sponsor [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	225,000
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 300,000
JATT II Acquisition Sponsor [Member] | Ordinary Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 25,000
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 0.014
Dr. Someit Sidhu [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	150,000
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 2,100
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 0.014
Mr. Nicholas Fernandez [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	50,000
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 700
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 0.014
Independent Directors [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	25,000
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 1,400
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 0.014
Independent Consultant [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	25,000
Private Placement Shares[Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	300,000
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 3,000,000
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 10
JATT II Acquisition Sponsor and Affliates [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 20,000